Other disclosures - Disclosure of financing for construction and real estate business in Spain (Details) - Spain - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 2,696	€ 2,517
Gross carrying amount | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	2,721	2,545
Written-off assets	244	338
Gross carrying amount | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	43	58
Excess over collateral value | Construction and property development loans
Disclosure of credit risk exposure [line items]
Risk exposure	219	278
Excess over collateral value | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Risk exposure	3	6
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,025)	(1,132)
Accumulated impairment | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	(25)	(28)
Accumulated impairment | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ (17)	€ (21)